SUBSEQUENT EVENTS - Acquisition - Net assets acquired and liabilities assumed (Details) - Major business combination [member] - Sencia SAS [member] $ in Millions	Dec. 31, 2025 COP ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Total assets	$ 104,211
Total liabilities	(13,156)
Net of assets acquired and liabilities assumed from Sencia	$ 91,055